Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 354,396	$ 436,826	$ 409,331
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges	[1]	(51,116)	11,994	24,666
Net change in fair value of available-for-sale securities	[2]	(1,182)	(978)	249
Net actuarial gain (loss) on defined benefit plan	[3]	777	1,679	(2,067)
Other comprehensive (loss) income, net of tax		(51,521)	12,695	22,848
Comprehensive income		$ 302,875	$ 449,521	$ 432,179

[1]	Net of tax benefit (expense) of $4,482, $651 and $(7,053) for the fiscal years ended September 30, 2018, 2017 and 2016, respectively.
[2]	Net of tax benefit (expense) of $9, $(4) and $(1) for the fiscal years ended September 30, 2018, 2017 and 2016, respectively.
[3]	Net of tax (expense) benefit of $(254), $(697) and $747 for the fiscal years ended September 30, 2018, 2017 and 2016, respectively.